Activities of the Company and significant events	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [abstract]
Activities of the Company and significant events
1.
Activities of the Company and significant events

Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and subsidiaries (the “Company” or “GAP”) was incorporated in May 1998 as a state-owned entity to manage, operate and develop 12 airport facilities, mainly in Mexico’s Pacific region. The airports are located in the following cities: Guadalajara, Puerto Vallarta, Tijuana, San José del Cabo, Guanajuato (Bajío), Hermosillo, Mexicali, Los Mochis, La Paz, Manzanillo, Morelia and Aguascalientes. Moreover the Company operates, maintains and utilizes two airports in Jamaica, starting in April 2015, the Sangster International Airport in Montego Bay, Jamaica by the subsidiary MBJ Airports Limited (MBJA), and on October 2019 the Norman Manley International Airport (NMIA) by the subsidiary PAC Kingston Airport Limited (PACKAL). The Company’s principal address is Mariano Otero Avenue 1249 B, six floor, Rinconada del Bosque, zip code 44530, Guadalajara, Jalisco, Mexico.

a.
Activities

The Company began operations on November 1, 1998. Prior to that date, the Company’s activities were carried out by Aeropuertos y Servicios Auxiliares (ASA), a Mexican Governmental agency, which was responsible for the operation of all public airports in Mexico.

In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Infrastructure, Communications and Transportation (SICT) (formerly called Ministry of Communications and Transportation) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP. On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date.

The term of the concession is 50 years as of November 1, 1998 and may be extended by the SICT on one or more occasions for up to 50 additional years under certain circumstances. Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SICT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law. As of January 1, 2024, this percentage increases to 9% in accordance with the decree issued by the Federal Government and notified to the Company on November 13, 2023.

Title to all of the long-term fixed assets within the airports is retained by the Mexican Government. Accordingly, upon expiration of the term of the concessions granted to the Company, the assets, including all of the improvements made to the airport facilities during the term of the concessions, shall automatically revert to the Mexican Government. Additionally, Auxiliary Services Agency (ASA) and other agencies of the Mexican Government maintain the rights to provide certain services such as air traffic control, fuel supply and immigration control.

On February 24, 2006, the Company made an initial public offering of its Series B shares, under which the Mexican Government, which held 85% of the voting common stock of the Company sold its 100% shares participation, both in the United States of America, via the New York Stock Exchange (NYSE) and in Mexico, via the Mexican Stock Exchange (BMV). Consequently, as of this date, the Company became a public entity in both Mexico and in the United States of America and is required to meet various legal obligations and regulations for public entities applicable in each country.

On April 20, 2015, the Company carried out a transaction for the acquisition of 100% of the shares of the Spanish company Desarrollo de Concesiones Aeroportuarias, S.L. (DCA). The transaction was fully paid on the same date. The acquisition was the result of a private and confidential bidding process among various participants, which concluded in favor of GAP. The total amount of the transaction was USD$192.0 million.

DCA has a 74.5% stake in MBJA, the entity that operates Sangster International airport in Montego Bay in Jamaica. MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 12, 2003. Vantage Airport Group Limited (Vantage) owns the remaining 25.5% stake in MBJA.

DCA also has a 14.77% stake in SCL Terminal Aéreo Santiago, S.A. (SCL), the operator of the international terminal in Santiago, Chile until September 30, 2015. On September 30, 2015, the concession to operate the Santiago de Chile airport expired, consequently, those assets were immediately returned to the Chilean government and the new operator without any significant incidents. Though SCL will no longer have operations, SCL must remain in effect for an additional year after the transfer. After that first year, SCL will remain in effect until its dissolution, which was confirmed on December 12, 2023.

On October 10, 2018, the Company through its subsidiary PACKAL, entered into a concession agreement with Airport Authority of Jamaica (AAJ), with which the authority guaranteed to PACKAL the right to rehabilitate, develop, operate and maintain NMIA for a period of 25 years with a possible extension of 5 years, as of October 10, 2019. In accordance with the terms of the concession agreement, the Company paid USD $7.1 million (USD $2.1 million to the International Finance Corporation (IFC) and USD $5.0 million to the AAJ). Once the operation begins, PACKAL is obliged to pay the AAJ a concession right of 62.01% of the total aeronautical and commercial revenues. All long-lived assets located in the NMIA are owned by AAJ. Upon the expiration of the term of the concession’s agreement granted to the Company, the assets, including all the improvements made to the airport facilities during the term of the concessions, will automatically revert in favor of AAJ.

b.
Significant events

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On January 10, 2023, the Company entered into loan agreements with Banco Nacional de México, S.A., (“Citibanamex”) for Ps.1,000,000, for a period of 18 months at a variable interest rate 28 days TIIE plus 30 basis points, the payment of the principal will be at maturity, resources were allocated to capital investment.

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On March 27, 2023, the Company issued 54 million sustainability-linked long-term debt securities for a total Ps.5,400,000, and payment of principal at maturity, under the modality of communicating vessels: i) GAP 23L Ps.1,120,000 of these bonds at a variable rate of TIIE-28 plus 22 basis points, payment of the principal on March 23, 2026 and ii) GAP 23-2L Ps.4,280,000 that will pay interest every 182 days at a fixed annual rate of 9.65%, with payment of the principal on March 18, 2030. The resources were allocated for payment of the maturity of the GAP 20-2 debt securities of Ps.602,000, and capital investment.

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In an Ordinary Shareholders’ Meeting held on April 13, 2023, the shareholders approved a dividend payment of Ps.14.84 per outstanding shares at the date of each payment, excluding share repurchased in accordance with Article 56 of the Securities Market Law. The first payment for Ps.3.71 per outstanding share was made on May 18, 2023, the second payment for Ps.3.71 per outstanding share was made on July 13, 2023, the third payment for Ps.3.71 per outstanding share was made on October 12, 2023, and the fourth and final payment for Ps.3.71 per outstanding share was made on December 14, 2023.

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On April 13, 2023, in an Annual Shareholders’ Meeting, the shareholders approved the proposal of cancellation of the remaining of the repurchase fund reserve, approved in an Ordinary General Shareholders’ Meeting held on April 22, 2022 for an amount of Ps.499,486, as well as, approval a maximum amount of resources allocated for the repurchase of the Company’s own shares of Ps.2,500,000 during the 12 months after April 13, 2023, in accordance with Article 56 of the Securities Market Law.
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In Extraordinary Shareholders’ Meeting held on April 13, 2023 the cancellation of 7,024,113 shares were held in treasury was approved.

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On May 23, 2023, the Ordinary Shareholders’ Meeting approved the ratification, appointment, and designation of the board of directors.
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On June 22, 2023, the maturity payment of the GAP 20-2, equivalent to 6.02 million long-term debt securities for a value of Ps.602,000, was made with the proceeds obtained from the issuance long-term debt securities on March 27, 2023.

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On September 3, 2023, the Company made the second and final withdraw of US$30.0 million on its subsidiary MBJ Airports Limited (MBJA) US$60.0 million credit line dated September 1, 2020, the loan has a term of 5 years, with a monthly interest rate of SOFR plus 310 basis points and payment of 10% of the principal in month 54, 90% at maturity.

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On September 27, 2023, the Company entered into loan agreements with Citibanamex for US$40.0 million for a period of 12 months at a monthly interest rate SOFR plus 25 basis points, the payment of the principal will be at maturity, without commissions, for the acquisition of IEM.

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October 4, 2023, a notification was received from the Federal Civil Aviation Agency (AFAC), a decentralized entity of the SICT, informing that it has decided, unilaterally and without prior notice, to modify with immediate effect the bases of the tariff regulation established in Annex 7 of the concession contracts entered into with the SICT on June 29, 1998.

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On October 19, 2023, the AFAC notified that it modified the Tariff Regulation bases received on October 4, 2023. These bases have an immediate application, however, they respect the Master Development Plan (MDP) and the current Maximum Rate, approved in the last tariff review for the period 2020-2024, so any modification to the tariffs would occur as of January 1, 2025, once the ordinary review process of the Joint Maximum Rate and MDP for the period 2025-2029 is completed.

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On November 7, 2023, the Company entered into loan agreements with Banco Santander Mexico, S.A, (“Santander”) for Ps.1,500,000, for a period of 12 months, at a variable interest rate 28 days TIIE plus 38 basis points, the payment of the principal will be at maturity, without commission. The proceeds of this loan were used to repay the bank loan with Scotiabank Inverlat, for the same amount.